Leases (Details) $ in Thousands		12 Months Ended
	Dec. 15, 2025 USD ($)	Dec. 31, 2025 USD ($) m²	Jun. 30, 2026 USD ($)	Dec. 31, 2024 USD ($)
Leases (Details) [Line Items]
Lease term	1 year
Operating lease payments	$ 1
Option term	1 year
Increase payment percentage	5.00%
Operating Lease, Right-of-Use Asset		$ 823	$ 4,189	$ 0
Office space | m²		2
Israel [Member]
Leases (Details) [Line Items]
Lease term		1 year
Operating lease payments		$ 33
Related liability [Member]
Leases (Details) [Line Items]
Operating Lease, Right-of-Use Asset	$ 16